Disaggregated revenue and Concentration (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disaggregated revenue and Concentration
Schedule of Purchase and accounts payable
	Percentage of Purchase		Percentage of
	For three months ended		Accounts payable for purchase
	March 31,		March 31,	December 31
	2025	2024	2025	2024
Supplier A	32%	-	-	-
Supplier B	6%	18%	4%	74%
Supplier C	-	38%	-	-
Supplier D	5%	34%	-	26%
Supplier E	39%	-	16%	-
Supplier F	9%	-	80%	-
Total (as a group)	91%	90%	100%	100%

	Percentage of Purchase		Percentage of
	For Year Ended		Accounts payable for purchase
	December 31		December 31	December 31
	2024	2023	2024	2023
Supplier A	33.09%	77.01%	-	-
Supplier B	12.25%	-	74.46%	-
Supplier C	23.80%	-	-	-
Supplier D	8.25%	4.41%	25.54%	-
Total (as a group)	77.39%	81.42%	100.00%	-

Schedule of revenue and accounts receivable
	Percentage of Revenue		Percentage of
	For three months ended		Accounts Receivable
	March 31		March 31	December 31
	2025	2024	2025	2024
Customer A	-	28%	-	-
Customer B	-	26%	-	21%
Customer C	-	9%	-	-
Customer D	-	36%	21%	50%
Customer E	11%	-	15%	-
Customer F	-	-	15%	15%
Customer G	10%	-	-	-
Customer H	11%	-	14%	-
Total (as a group)	32%	99%	65%	86%

	Percentage of Revenue		Percentage of
	For Year Ended		Accounts Receivable
	December 31		December 31	December 31
	2024	2023	2024	2023
Customer A	30.20%	-	-	-
Customer B	13.68%	-	21.08%	-
Customer C	10.30%	-	-	-
Customer D	19.55%	32.65%	49.77%	39.77%
Customer E	-	44.19%	-	53.82%
Customer F	5.79%	-	15.44%	-
Total (as a group)	79.52%	76.84%	86.29%	93.59%

Schedule of disaggregated revenue
	Three months ended
	March 31,
	2025	2024
Products sale	$604,482	$433,018
Product installation service	364,900	-
	$969,382	$433,018

	Years Ended
	December 31,
	2024	2023
Product sales	$626,389	$452,285
Product installation service	181,983	68,360
	$808,372	$520,645